Share Capital (Details) $ / shares in Units, $ in Thousands		3 Months Ended	11 Months Ended	12 Months Ended
	Aug. 20, 2014 USD ($) shares	Mar. 25, 2019	Nov. 15, 2018 shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares
Class of Stock [Line Items]
Classes of common shares				2
Common Shares, Conversion Basis				As a consequence of the completion of the Poseidon Transaction, the outstanding shares of Class B common shares converted to Class A common shares on a one-for-one basis on January 2, 2019 and were also retrospectively adjusted for the one-for-eight reverse stock split.
Common Shares [Member]
Class of Stock [Line Items]
Shares Issued During Period, Shares, New Issues | shares			3,005,603	3,065,988
Shares Issued During Period, Shares, Share-based Compensation | shares					4,266	4,266
Common Shares [Member] | Reverse Stock Split [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Shareholders' Equity Note, Reverse Stock Split, Conversion Ratio		8
Common Class A [Member]
Class of Stock [Line Items]
Convertible Preferred Shares, Shares to be Issued upon Conversion | shares				12,955,187
Common Class A [Member] | Director [Member] | 2015 Plan [Member]
Class of Stock [Line Items]
Shares issued | shares			60,425		4,266	4,266
Shares issued as percentage of directors base fee					20.00%	20.00%
Shares issued notional value per share | $ / shares					$ 32	$ 32
Series B Preferred Shares [Member]
Class of Stock [Line Items]
Depositary shares issued | shares	1,400,000
Preferred shares dividend rate percentage				8.75%
Preferred shares issuance term description				On August 20, 2014, the Company issued 1,400,000 depositary shares, each of which represents 1/100th of one share of the Company’s 8.75% Series B Cumulative Redeemable Perpetual Preferred Shares (the “Series B Preferred Shares”).
Preferred Shares, Redemption Terms				At any time after August 20, 2019 (or within 180 days after the occurrence of a fundamental change), the Series B Preferred Shares may be redeemed, at the discretion of the Company, in whole or in part, at a redemption price of $2,500.00 per share (equivalent to $25.00 per depositary share).
Redemption price per share | $ / shares				$ 2,500.00
Redemption price per depositary share | $ / shares				25.00
Net proceeds from issuance | $	$ 33,497
Preferred shares, par value | $ / shares				$ 0.01	$ 0.01	$ 0.01
Series B Preferred Shares [Member] | Third Quarter, 2014 [Member]
Class of Stock [Line Items]
Dividend declaration date				Sep. 22, 2014
Series C Preferred Shares [Member]
Class of Stock [Line Items]
Preferred shares, par value | $ / shares				$ 0.01
Series C Preferred Shares [Member] | Preferred Shares [Member]
Class of Stock [Line Items]
Series C Preferred shares issued | shares				250,000
Preferred shares, par value | $ / shares				$ 0.01
Preferred Shares Number Of Voting Rights				38.75
Convertible Preferred Shares, Terms of Conversion				Each Series C Preferred Share carries 38.75 votes and are convertible in certain circumstances to a total of 12,955,187 Class A common shares.